RELATED PARTY TRANSACTIONS (Detail Textuals) - USD ($)			1 Months Ended			12 Months Ended
	Apr. 12, 2018	Jul. 12, 2015	Mar. 22, 2018	Mar. 19, 2018	Oct. 16, 2014	Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2018
Related Party Transaction [Line Items]
Due to related parties, current						$ 683,427	$ 756,997	$ 164,706
Due to Related Parties, Current						$ 683,427	$ 756,997	164,706
Percentage of administrative fees						10.00%	10.00%
Jennifer Irons
Related Party Transaction [Line Items]
Due to Related Parties, Current						$ 0		$ 1,500
Director
Related Party Transaction [Line Items]
Advances from related party						3,716	$ 2,177
Release agreement | Mr. Ulansky
Related Party Transaction [Line Items]
Number of shares issued	1,500,000		1,500,000
Value of shares issued	$ 84,000		$ 84,000
Release agreement | Jennifer Irons
Related Party Transaction [Line Items]
Agreement of related party obligations			$ 25,000
Employment Agreement
Related Party Transaction [Line Items]
Term of agreement				1 year
Employment Agreement | Mr. Ulansky
Related Party Transaction [Line Items]
Term of agreement					3 years
Due to Related Parties, Current						538,156	609,392
Employment Agreement | Jennifer Irons
Related Party Transaction [Line Items]
Term of agreement		3 years
Due to Related Parties, Current						$ 145,271	$ 147,605
Employment Agreement | Director and chief executive officer
Related Party Transaction [Line Items]
Number of shares issued				17,500,000
Value of shares issued				$ 980,000
Agreement of related party obligations				$ 164,706